SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Customer shares	Dec. 31, 2024 USD ($) Customer shares	Dec. 31, 2023 USD ($) Customer shares
Short term restricted cash	$ 1,110	$ 2,858	$ 9,766
Long term restricted cash	$ 1,669	1,795	2,037
Ownership percentage	50.00%
Allowance for doubtful debts	$ 1,468	1,351
Advertising costs	$ 2,288	$ 2,934	$ 3,107
Potentially dilutive securities | shares	0	5,566	1,990,173
FDIC Insured amount	$ 250	$ 250
Bank deposits	10,305	18,083	$ 34,002
Deferred revenue, current	2,939	3,527
Revenue recognized	3,527	4,938	3,570
Amortization expense of capitalized internal-use software costs	449	782	947
Capitalized contract cost, net	5	58
Capitalized contract cost, amortization	53	88	$ 52
Israeli employees [Member]
Total severance liabilities	1,507	1,385
Deposits to cover severance liabilities	$ 1,190	$ 938
Sales Revenue, Goods, Net [Member]
Number of main customers | Customer	3	3	2
Sales Revenue, Goods, Net [Member] | Customer Concentration Risk [Member]
Concentration risk, threshold percentage	50.00%	47.00%	34.00%
Sales Revenue, Goods, Net [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	20.00%	18.00%	20.00%
Sales Revenue, Goods, Net [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	15.00%	17.00%	14.00%
Sales Revenue, Goods, Net [Member] | Customer C [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	15.00%	12.00%
Accounts Receivable [Member]
Number of main customers | Customer	3
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, threshold percentage	37.00%	24.00%	20.00%
Accounts Receivable [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	16.00%	13.00%	13.00%
Accounts Receivable [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	10.00%	1.00%	7.00%
Accounts Receivable [Member] | Customer C [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	11.00%	9.00%
Europe Japan And Israel [Member]
Total cash balance not insured	$ 59,230	$ 86,276
United States [Member]
Cash, cash equivalents, restricted cash and bank deposits	1,507	1,128
Total cash balance not insured	$ 1,007	828
Minimum [Member]
Ownership percentage	20.00%
Letter of Credit [Member]
Short term restricted cash	$ 249	142
Long term restricted cash	1,669	1,795
Cash Restricted For Payments To Local Tax Authorities [Member]
Short term restricted cash		1,872
Derivative instruments [Member]
Short term restricted cash		$ 844
Short term bank deposits	$ 861